Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes
12.
Income Taxes

For the three months ended March 31, 2023, the effective tax rate differs from the federal statutory rate of 21% primarily due to permanent items related to non-deductible officers compensation expense, discrete items related to impairments, and increase in valuation allowance. For the three months ended March 31, 2022, the effective tax rate differs from the federal statutory rate of 21% primarily due to state taxes.

For the nine months ended March 31, 2023, the effective tax rate differs from the federal statutory rate of 21% primarily due to permanent items related to non-deductible officers compensation expense, discrete items related to impairments, and increase in valuation allowance. For the nine months ended March 31, 2023, the effective tax rate differs from the federal statutory rate of 21% primarily due to state taxes.

16.
Income Taxes

The components of income from continuing operations before provision for income taxes are as follows:

	June 30,
(in thousands)	2022	2021
United States	$382	$10,854
Total	$382	$10,854

The components of the provision for income taxes are as follows:

	June 30,
(in thousands)	2022	2021
Federal	$-	$-
State	80	(85)
	80	(85)

Deferred tax expense (benefit)
Federal	755	475
State	226	376
	981	851
Total provision for income taxes	$1,061	$766

Our effective tax rate for the year ended June 30, 2022, differs from the 21% U.S. federal statutory rate primarily due to nondeductible stock compensation, other permanent differences and state taxes.

Our effective tax rate for the year ended June 30, 2021, differs from the 21% U.S. federal statutory rate primarily due to PPP loan forgiveness, stock-based compensation, research and development tax credits, transaction costs and state taxes.

A reconciliation of income tax expense to the federal rate of 21% is as follows:

	June 30,		June 30,
(in thousands)	2022	2021	2022	2021
Income taxes at statutory rate	$81	$2,282	21.0%	21.0%
State taxes	289	306	75.5%	2.8%
Transaction costs	-	494	0.0%	4.6%
Stock-based compensation	464	(628)	121.1%	-5.8%
PPP loan forgiveness	-	(1,387)	0.0%	-12.8%
Federal research and development tax credit	-	(343)	0.0%	-3.2%
Other, net	227	42	59.1%	39.0%
Total provision for income taxes	$1,061	$766	276.7%	45.6%

Deferred tax assets and liabilities are summarized as follows:

	June 30,
(in thousands)	2022	2021
Deferred tax assets:
Accruals	$871	$376
Captive	559	-
Operating loss carryforwards	12,251	10,809
Inventories	1,673	1,761
Investments	-	3,464
Interest	1,933	-
Stock compensation	1,289	-
Research and development tax credit carry forwards, net of uncertain tax position	3,793	4,104
Other	747	619
Deferred tax assets	23,116	21,133

Deferred tax liabilities:
Property, plant and equipment	(29,126)	(26,501)
Prepaid expenses	(626)	(1,266)
Intangible assets	(17,537)	(9,173)
Investments	(2,830)	-
Inventories	(1,530)	-
Change in accounting method	(1,446)	(945)
Deferred tax liabilities	(53,095)	(37,885)
Valuation allowance	-	-
Deferred tax liability, net	$(29,979)	$(16,752)

As of June 30, 2022, the Company has a federal R&D tax credit carryforward of $3.5 million, which will begin to expire in July 2038. In addition, the Company has a California R&D tax credit carryforward of $1.9 million, which does not expire.

As of June 30, 2022, the Company had Federal net operating losses of $49.3 million which do not expire but are limited to 80% of taxable income. In addition, the Company has California net operating losses of $26.1 million which will begin to expire in the tax year of 2040 and an immaterial amount for the other states which will begin to expire in 2038.

The Company is subject to taxation in the United States and various states and local jurisdictions. As of June 30, 2022, the Company is subject to examination by the tax authorities for fiscal 2018 through fiscal 2021. As of June 30, 2022, the Company is no longer subject to U.S. federal or state and local examinations by tax authorities for years before fiscal 2018.

A reconciliation of the beginning and ending balances of unrecognized tax benefit is as follows:

	June 30,
(in thousands)	2022	2021
Balance, beginning of period	$1,834	$1,784
Tax position taken in prior period:	-
Gross increases	143	-
Gross decreases	-	(200)
Tax position taken in current period:	-
Gross increases	-	250
Gross decreases	-	-
Lapse of statute of limitations	-	-
Settlements	-	-
Balance, end of period	$1,977	$1,834

As of June 30, 2022, the Company had $2.0 million in unrecognized income tax benefits and there were immaterial decreases to the Company’s unrecognized tax benefits during the year. An immaterial amount of unrecognized tax benefits would reduce income tax expense and the effective tax rate, if recognized. The remaining unrecognized tax benefits would offset other deferred tax assets, if recognized. The Company does not anticipate any material decreases to the unrecognized tax benefit during the next 12 months. The Company’s policy is to classify interest and penalties associated with unrecognized tax benefits as income tax expense. The Company had no accrued interest or penalty associated with exposures as of June 30, 2022 and June 30, 2021.

14.
Income Taxes

The components of income from continuing operations before provision for income taxes are as follows:

	June 30,
(in thousands)	2021	2020
United States	$10,846	$(19,668)
Total	$10,846	$(19,668)

The components of the provision for income taxes are as follows:

	June 30,
(in thousands)	2021	2020
Current tax expense (benefit)
Federal	$-	$(99)
State	(85)	(150)
	(85)	(249)

Deferred tax expense (benefit)
Federal	475	(8,143)
State	376	(1,565)
	851	(9,708)
Total provision for income taxes	$766	$(9,957)

Our effective tax rate for the year ended June 30, 2021 differs from the 21% U.S. federal statutory rate primarily due to PPP loan forgiveness, stock-based compensation, research and development tax credits and state taxes.

Our effective tax rate for the year ended June 30, 2020, differs from the 21% U.S. federal statutory rate primarily due to research and 800development tax credits, state taxes, and a release of the valuation allowance.

A reconciliation of income tax expense to the federal rate of 21% is as follows:

	June 30,
(in thousands)	2021	2020
Income taxes at statutory rate	$2,282	$(4,130)
State taxes	306	(1,404)
Transaction costs	494	-
Stock-based compensation	(628)	-
PPP loan forgiveness	(1,387)	-
Federal research and development tax credit	(343)	(864)
Valuation allowance	-	(1,419)
Property, plant, and equipment and other adjustments	-	(2,247)
Other, net	42	107
Total provision for income taxes	$766	$(9,957)

Deferred tax assets and liabilities are summarized as follows:

	June 30,
(in thousands)	2021	2020
Deferred tax assets
Accruals	$376	$274
Operating loss carryforwards	10,809	7,711
Inventories	1,761	-
Investments	3,464	5,055
Interest	-	317
Research and development tax credit carryforwards	4,104	3,520
Other	619	970
Deferred tax assets	$21,133	$17,847

Deferred tax liabilities
Property, plant, and equipment	(26,501)	(16,468)
Prepaid expenses	(1,266)	(244)
Intangible assets	(9,173)	(5,237)
Inventories	-	(1,585)
Change in accounting method	(945)	-
Deferred tax liabilities	(37,885)	(23,534)
Valuation allowance	-	-
Deferred tax liability, net	$(16,752)	$(5,687)

Based on all available evidence as of June 30, 2021, we determined that it is more likely than not that we would be able to realize the tax benefits of the federal and state deferred tax assets. For the year ended June 30, 2020, the Company recorded a decrease of its valuation allowance of $1.4 million.

As of June 30, 2021, we have a federal R&D tax credit carryforward of $3.5 million, which will begin to expire in July 2038. In addition, we have a California R&D tax credit carryforward of $3.0 million, which does not expire.

As of June 30, 2021, we had Federal net operating losses of $46.5 million, which do not expire but are limited to 80% of taxable income. In addition, we have California net operating losses of $13.7 million which will begin to expire in the tax year of 2040 and an immaterial amount for the other states which will begin to expire in 2038. As of June 30, 2020, we had federal net operating losses of approximately $32.1 million, which do not expire. In addition, we had California net operating losses of approximately $13.0 million, which will begin to expire in the tax year of 2040, and an insignificant amount for the other states, which will begin to expire in 2038.

We are subject to taxation in the U.S. and various states. As of June 30, 2021, we are subject to examination by the tax authorities for fiscal 2017 through fiscal 2020. As of June 30, 2021, we are no longer subject to U.S. federal or state examinations by tax authorities for years before fiscal 2017.

On July 1, 2019, we changed our method of accounting for inventories from LIFO to FIFO for book purposes resulting in a change in LIFO to FIFO for tax purposes. The change resulted in an increase of the tax inventory by the tax LIFO reserve of approximately $13.2 million, which will be included in income over a four-year period, starting in the year ended June 30, 2020. As of June 30, 2021, the balance of the tax LIFO reserve included in deferred tax liabilities and related inventory adjustments is approximately $11.9 million.

The liability for income taxes associated with uncertain tax positions, excluding interest and penalties, and a reconciliation of the beginning and ending unrecognized tax benefit liabilities is as follows:

	June 30,
(in thousands)	2021	2020
Balance, beginning of period	$1,784	$1,013
Tax position taken in prior period:
Gross increases	-	-
Gross decreases	(200)	-
Tax position taken in current period:
Gross increases	250	771
Gross decreases	-	-
Lapse of statute of limitations	-	-
Settlements	-	-
Balance, end of period	$1,834	$1,784

As of June 30, 2021, we had $1.8 million in unrecognized income tax benefits and there were immaterial decreases to the unrecognized tax benefits during the year. We do not anticipate any material decreases to unrecognized tax benefit during the next 12 months. Our policy is to classify interest and penalties associated with unrecognized tax benefits as income tax expense. We had no accrued interest or penalty associated with uncertain tax benefit.